Revenue - Schedule of Deferred Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 2,805	$ 3,080	$ 3,080	$ 3,754
Cost of revenue recognized	(616)	(498)	(1,151)	(1,541)
Costs deferred	341	574	876	867
Foreign exchange	(4)
Ending Balance	$ 2,526	$ 3,156	$ 2,805	$ 3,080